BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Note 25: -	Balances and Transactions with Related Parties

a.	Balances with related parties

	December 31, 2017	December 31, 2016
	In thousands
December 31, 2017

Other accounts payables	$292	$230
Employee benefit liabilities, net	$92	$170
Trade receivable	$2,382	$675

b.	Benefits to related parties

	Year Ended December 31,
	2017	2016
	In thousands

Salary and related expenses to those employed by the Company or on its behalf	$460	$473

Salary of directors not employed by the Company or on its behalf	$107	$122

Number of People to whom the Salary and Benefits Refer

Related and related parties employed by the Company or on its behalf	2	2
Directors not employed by the Company	2	3

	4	5

c.	Benefits to key executive personnel (including non-related parties)

	Year Ended December 31,
	2017	2016	2015
	In thousands

Short-term benefits	$2,719	$2,453	$2,144
Share-based payment	310	460	650
Other long-term benefits	6	28	61

	$3,035	$2,941	$2,855

d.	Transactions with related parties

	Year Ended December 31,
	2017	2016	2015
	In thousands
Sales	$3,455	$2,230	$2,795
Selling and marketing expenses	$121	$101	$114
General and administrative expenses	$446	$503	$526

e.	Revenues and Expenses from Related and Interested Parties

Terms of Transactions with Related Parties

1.
Sales to related parties are conducted at market prices. Balances that have yet to be repaid by the end of the year are not guaranteed, bear no interest and their settlement will be in cash. No guarantees were received or given for sums receivable or payable. For the years ended December 31, 2017, 2016 and 2015, the Company recorded no allowance for doubtful accounts for sums receivable from related parties.

2.
On May 26, 2011, the Company announced its engagement in an amended agreement regarding the distribution of Glassia, that revises and replaces the distribution agreement signed in 2001 between the Company and Tuteur SACIFIA ("Tuteur"), a company registered in Argentina, currently under the control of the Hahn family. The amendment to the agreement was made as an arm’s length transaction.

On August 19, 2014 the Company amended the agreement in order to add KamRho(D) as an additional product to be distributed by Tuteur and expanded the territory to include Bolivia.

Pursuant to the distribution agreement, Tuteur serves as the exclusive distributor of Glassia and KamRho(D), in Argentina, Paraguay and Bolivia. In 2016 the board of directors approved to provide Tuteur reimbursement at a non-material amount to be used for marketing activities aimed to locating new AATD patients and increasing the overall number of AATD patients treated with Glassia in Argentina. Such reimbursement will be granted until the end of September 2019. In 2016 and 2017 a reimbursement was paid according to the agreement.  In addition, in 2016 and in 2017 the board of directors also approved to grant Tuteur an arm’s length discount for KamRho(D) at a non-material amount.

3.	Mr. Reuven Behar, a partner of Fischer Behar Chen Well Orion Co., the Company’s external legal counsel was a director in the Company until May 2016. Fees attributed to Fischer Behar Chen Well Orion Co. are included in the tables above for the period ending May 1, 2016.

On July 29, 2015 the Company’s Board of Directors approved to engage Khairi S.A. (“Khairi”), a company that is held, inter alia, by Mr. Leon Recanati, the Chairman of the Company's board of directors, Mr. Jonathan Hahn, a director in the company and his siblings and Mr. Reuven Behar, a former director in the Company, who serves as the chairman of the board of directors of Khairi, in a distribution agreement, for the distribution of Glassia and KamRho(D) in Uruguay. This distribution agreement with Khairi is an arm’s length transaction.

f.	Chief executive officer employment terms

On June 30, 2015 the Company’s shareholders approved the employment terms of Mr. Amir London in his position as the Company’s chief executive officer (“CEO”), effective as of July 1, 2015. Under the employment agreement, Mr. Amir London is entitled to a monthly gross salary of NIS 65,000 (or $16,658). On August 30, 2016 the general meeting of the shareholders approved the update of Mr. London’s monthly gross salary to NIS 71,500 (or $18,430), effective as of July, 1 2016. During 2017 the Company recorded approximately $127 thousands, as a bonus to Mr. London. As for the grant of options and restricted shares to Mr. London, refer to Note 20b.